Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012 N
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at the beginning of period	118,400
Granted	50,000
Exercised
Forfeited
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at the beginning of period	$ 15.07
Granted	$ 4.22
Exercised
Forfeited
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Balance at the beginning of period (in years)	7.05
Granted (in years)	8.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Balance at the beginning of period
Granted	$ 44,500
Total Intangible Assets
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at the end of period	168,400
Exercisable at the end of period	78,933
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at the end of period	$ 11.85
Exercisable at the end of period	$ 15.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Balance at the end of period (in years)	7.11
Exercisable at the end of period (in years)	6.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Balance at the end of period	44,500
Exercisable at the end of period